DEBT (Restated) - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of long-term debt:
Total long-term and short-term debt, net of deferred finance charges	$ 1,835,907	$ 1,353,986
Less: current portion of long-term debt and short-term debt, net of deferred finance charges	(491,398)	(112,853)
Long-term debt, net of deferred finance charges	1,344,509	1,241,133
Repayments of long-term debt:
2016	501,618
2017	386,008
2018	94,968
2019	145,968
2020	124,126
2021 and thereafter	625,373
Total	1,878,061	1,380,787
Deferred finance charges	(42,154)	(26,801)
Total debt, net of deferred finance charge	$ 1,835,907	$ 1,353,986